NEW COVENANT FUNDS
Supplement dated December 9, 2008 to the
Prospectus dated October 28, 2008.

Sub-Advisor Change

Robert W. Baird & Co. Incorporated, EARNEST Partners, LLC and Sterling Capital Management LLC were each approved by the Board of Trustees of the New Covenant Funds on November 17, 2008, to serve as sub-advisors for the New Covenant Income Fund, replacing Tattersall Advisory Group, Inc.

Effective immediately, the section regarding Tattersall Advisory Group, Inc. on pages 27 and 28 of the Prospectus is deleted and replaced with the following:

Sub-Advisers for the Income Fund

Robert W. Baird & Co. Incorporated
Robert W. Baird & Co. Incorporated (“Baird”) is located at 777 East Wisconsin Avenue, Milwaukee, Wisconsin 53202 and was founded in 1919.  Baird provides investment management services for individuals and institutional clients including pension and profit sharing plans.  The individuals listed below are members of Baird’s investment management team that manages a portion of the Income Fund’s investments. All team members are equally responsible for the day-to-day management of Baird’s portion of the Income Fund’s assets and work together to develop investment strategies and select securities for the Income Fund. The investment management team is supported by a staff of research analysts, traders and other investment professionals.

Mary Ellen Stanek, CFA
Ms. Stanek is a Managing Director and Chief Investment Officer of Baird.  She also serves as Chief Investment Officer of Baird Advisors, a department of Baird.  Ms. Stanek oversees the entire investment management team.  She has over 29 years of investment experience managing various types of fixed income portfolios.  Ms. Stanek has been a portfolio manager of the Income Fund since December 2008.  Ms. Stanek joined Baird Advisors in March 2000.  Prior to joining Baird Advisors, Ms. Stanek was employed by Firstar Investment Research & Management Company, LLC (“FIRMCO”) where she served as President and CEO from November 1998 to February 2000, and Chief Operating Officer and President from March 1994 to November 1998.  Ms. Stanek also serves as President of Firstar Funds, Inc. from December 1998 to March 2000.  Ms. Stanek obtained her undergraduate degree from Marquette University and M.B.A. from the University of Wisconsin-Milwaukee.  She earned the Chartered Financial Analyst designation in 1983.  Ms. Stanek is a member of the CFA Institute and the Milwaukee Investment Analysts Society.

Gary A. Elfe, CFA
Mr. Elfe is a Managing Director and Senior Portfolio Manager of Baird.  As a member of the investment management team, Mr. Elfe serves as Director of Fixed Income Research and Trading.  Mr. Elfe has been a portfolio manager of the Income Fund since December 2008.  He has over 29 years of investment experience managing various types of fixed income portfolios.  Mr. Elfe joined Baird Advisors in February 2000.  Prior to joining Baird Advisors, Mr. Elfe was a Senior Vice President and Senior Portfolio Manager with FIRMCO, where he was Director of Fixed Income Research & Trading.  Mr. Elfe obtained his undergraduate degree and M.B.A. from the University of Wisconsin-Milwaukee.  He earned the Chartered Financial Analyst designation in 1982.  Mr. Elfe is a member of the CFA Institute and the Milwaukee Investment Analysts Society.

Charles B. Groeschell
Mr. Groeschell is a Managing Director and Senior Portfolio Manager of Baird.  He has over 27 years of investment experience managing various types of fixed income portfolios.  Mr. Groeschell has been a portfolio manager of the Income Fund since December 2008.  Mr. Groeschell joined Baird Advisors in February 2000.  Prior to joining Baird Advisors, Mr. Groeschell was a Senior Vice President and Senior Portfolio Manager with FIRMCO, where he played a lead role in the overall management of major fixed income client relationships.  Mr. Groeschell received his B.A. from Texas Christian University and his M.B.A. from the University of Wisconsin-Milwaukee.

Warren D. Pierson, CFA
Mr. Pierson is a Senior Vice President and Senior Portfolio Manager of Baird. He has over 22 years of investment experience managing taxable and tax-exempt fixed income portfolios. Mr. Pierson has been a portfolio manager of the Income Fund since December 2008.  Mr. Pierson joined Baird Advisors in February 2000. Prior to joining Baird Advisors, Mr. Pierson was employed by FIRMCO where he served as a Senior Vice President and Senior Portfolio Manager from February 1999 to February 2000, Vice President and Senior Portfolio Manager from June 1997 to February 1999, and Vice President and Portfolio Manager from May 1993 to June 1997. Mr. Pierson managed municipal bond portfolios and intermediate taxable bond portfolios while at FIRMCO. Mr. Pierson received his undergraduate degree from Lawrence University. He earned the Chartered Financial Analyst designation in 1990. Mr. Pierson is a member of the CFA Institute and is a member and past President of the Milwaukee Investment Analysts Society.

Daniel A. Tranchita, CFA
Mr. Tranchita is a Senior Vice President and Senior Portfolio Manager of the Advisor. He has over 19 years of investment experience managing taxable and tax-exempt fixed income portfolios. Mr. Tranchita has been a portfolio manager of the Income Fund since December 2008.  Mr. Tranchita joined Baird Advisors in February 2000. Prior to joining Baird Advisors, Mr. Tranchita was employed by FIRMCO where he served as a Senior Vice President and Senior Portfolio Manager from February 1999 to February 2000, Vice President and Senior Portfolio Manager from June 1997 to February 1999, and Vice President and Portfolio Manager from June 1993 to June 1997. Mr. Tranchita performed quantitative fixed income analysis and portfolio management while at FIRMCO. Mr. Tranchita received his undergraduate degree and M.B.A. from Marquette University. He earned the Chartered Financial Analyst designation in 1993. Mr. Tranchita is a member of the CFA Institute and the Milwaukee Investment Analysts Society.

EARNEST Partners, LLC
EARNEST Partners, LLC (“EARNEST”) is located at 1180 Peachtree Street, NE, Suite 2300, Atlanta, Georgia 30309, was established in 1997 as a limited liability company organized under the laws of Georgia and was redomesticated to Delaware in 2007. Approximately 87% of EARNEST Partners, LLC is owned by EARNEST Holdings, LLC, a Delaware limited liability company. EARNEST Partners, LLC provides investment advice to individuals, banks and thrift institutions, pension and profit sharing plans, trusts, estates, charitable organizations, and corporations.

The sub-advised portion of the Income Fund is primarily managed by Douglas S. Folk, CFA, who is responsible for day-to-day portfolio management. Mr. Folk has been a portfolio manager of the Income Fund since December 2008.  Mr. Folk is a portfolio management and research professional at EARNEST and has over twenty years of investment experience.  He holds a B.A. degree from Millsaps College and an M.B.A. from Millsaps’ Else School of Management.  He has extensive experience with government, corporate, mortgage-backed and asset-backed securities.  His prior experience includes ten years of portfolio management with Southern Farm Bureau Life Insurance Company, where he was responsible for the company’s fixed-income portfolio.  He is a member of the Atlanta Society of Financial Analysts.

Sterling Capital Management LLC
Sterling Capital Management LLC (“Sterling”) is located at Two Morrocroft Centre, 4064 Colony Road, Suite 300, Charlotte, North Carolina 28211 and was organized as a limited liability company on January 27, 2005. Sterling was originally founded in 1970.  Sterling provides investment advice to high net worth individuals, investment companies, pension and profit sharing plans, wrap programs and corporations.

Mark Montgomery has been a portfolio manager of the Income Fund since December 2008.  Mr. Montgomery is a Managing Director, Senior Fixed Income Portfolio Manager and head of Sterling’s fixed income team.  He worked for seven years in The Vanguard Group’s long-term and high-yield municipal portfolio management team before joining Sterling Capital Management in 1997.  Mr. Montgomery is a graduate of West Chester University where he received his B.S. in Marketing.  He received his M.B.A. from Drexel University and is a CFA charter holder.

The SAI provides additional information about each portfolio manager’s compensation, other accounts managed by the portfolio managers and the portfolio managers’ ownership of securities in the Funds, if any.

Please retain this Supplement with your Prospectus for future reference.

NEW COVENANT FUNDS

Supplement dated December 9, 2008 to the
Statement of Additional Information (“SAI”) dated October 28, 2008.

Sub-Advisor Change

Robert W. Baird & Co. Incorporated, EARNEST Partners, LLC and Sterling Capital Management LLC each were approved by the Board of Trustees of the New Covenant Funds on November 17, 2008, to serve as sub-advisors for the New Covenant Income Fund, replacing Tattersall Advisory Group, Inc.

The information regarding Tattersall Advisory Group, Inc. on page 24, and pages B-6 to B-8 of the SAI is deleted and replaced with the following:

Name of Current Sub-Adviser	Fund Name	Annual Sub-Advisory Fee as a Percentage of Assets Managed
Robert W. Baird & Co. Incorporated**	Income Fund	0.15% of the assets
Capital Guardian Trust Company	Growth Fund	0.750% of the first $25 million; 0.600% of the next $25 million; 0.475% of the next $200 million; and 0.425% on assets over $250 million (less 10% eleemosynary discount)
EARNEST Partners, LLC**	Income Fund	0.15% of the assets
Russell Implementation Services, Inc.*	Growth Fund	0.24% of the assets
Santa Barbara Asset Management, LLC	Growth Fund	0.50% of the assets
Sound Shore Management, Inc.	Growth Fund	0.75% of the first $10 million and 0.50% on assets over $10 million
Sterling Capital Management LLC**	Income Fund	0.15% of the assets
Wellington Management Company, LLP	Growth Fund	0.25% of the first $100 million; 0.20% of the next $400 million and 0.175% of assets over $500 million
*	Russell Implementation Services, Inc. became a sub-adviser to the Growth Fund on July 31, 2008.
**	Robert W. Baird & Co. Incorporated, EARNEST Partners, LLC and Sterling Capital Management LLC became sub-advisers to the Income Fund in December 2008.

Pages B-6 to B-8

Robert W. Baird & Co. Incorporated

Portfolio Managers

Mary Ellen Stanek, CFA
Ms. Stanek is a Managing Director and Chief Investment Officer of Baird.  She also serves as Chief Investment Officer of Baird Advisors, a department of Baird.  Ms. Stanek oversees the entire investment management team.  She has over 29 years of investment experience managing various types of fixed income portfolios.  Ms. Stanek has been a portfolio manager of the Income Fund since December 2008.  Ms. Stanek joined Baird Advisors in March 2000.  Prior to joining Baird Advisors, Ms. Stanek was employed by Firstar Investment Research & Management Company, LLC (“FIRMCO”) where she served as President and CEO from November 1998 to February 2000, and Chief Operating Officer and President from March 1994 to November 1998.  Ms. Stanek also serves as President of Firstar Funds, Inc. from December 1998 to March 2000.  Ms. Stanek obtained her undergraduate degree from Marquette University and M.B.A. from the University of Wisconsin-Milwaukee.  She earned the Chartered Financial Analyst designation in 1983.  Ms. Stanek is a member of the CFA Institute and the Milwaukee Investment Analysts Society.

Gary A. Elfe, CFA
Mr. Elfe is a Managing Director and Senior Portfolio Manager of Baird.  As a member of the investment management team, Mr. Elfe serves as Director of Fixed Income Research and Trading.  He has over 29 years of investment experience managing various types of fixed income portfolios.  Mr. Elfe has been a portfolio manager of the Income Fund since December 2008.  Mr. Elfe joined Baird Advisors in February 2000.  Prior to joining Baird Advisors, Mr. Elfe was a Senior Vice President and Senior Portfolio Manager with FIRMCO, where he was Director of Fixed Income Research & Trading.  Mr. Elfe obtained his undergraduate degree and M.B.A. from the University of Wisconsin-Milwaukee.  He earned the Chartered Financial Analyst designation in 1982.  Mr. Elfe is a member of the CFA Institute and the Milwaukee Investment Analysts Society.

Charles B. Groeschell
Mr. Groeschell is a Managing Director and Senior Portfolio Manager of Baird.  He has over 27 years of investment experience managing various types of fixed income portfolios.  Mr. Groeschell has been a portfolio manager of the Income Fund since December 2008.  Mr. Groeschell joined Baird Advisors in February 2000.  Prior to joining Baird Advisors, Mr. Groeschell was a Senior Vice President and Senior Portfolio Manager with FIRMCO, where he played a lead role in the overall management of major fixed income client relationships.  Mr. Groeschell received his B.A. from Texas Christian University and his M.B.A. from the University of Wisconsin-Milwaukee.

Warren D. Pierson, CFA
Mr. Pierson is a Senior Vice President and Senior Portfolio Manager of Baird. He has over 22 years of investment experience managing taxable and tax-exempt fixed income portfolios. Mr. Pierson has been a portfolio manager of the Income Fund since December 2008.  Mr. Pierson joined Baird Advisors in February 2000. Prior to joining Baird Advisors, Mr. Pierson was employed by FIRMCO where he served as a Senior Vice President and Senior Portfolio Manager from February 1999 to February 2000, Vice President and Senior Portfolio Manager from June 1997 to February 1999, and Vice President and Portfolio Manager from May 1993 to June 1997. Mr. Pierson managed municipal bond portfolios and intermediate taxable bond portfolios while at FIRMCO. Mr. Pierson received his undergraduate degree from Lawrence University. He earned the Chartered Financial Analyst designation in 1990. Mr. Pierson is a member of the CFA Institute and is a member and past President of the Milwaukee Investment Analysts Society.

Daniel A. Tranchita, CFA
Mr. Tranchita is a Senior Vice President and Senior Portfolio Manager of the Advisor. He has over 19 years of investment experience managing taxable and tax-exempt fixed income portfolios. Mr. Tranchita has been a portfolio manager of the Income Fund since December 2008.  Mr. Tranchita joined Baird Advisors in February 2000. Prior to joining Baird Advisors, Mr. Tranchita was employed by FIRMCO where he served as a Senior Vice President and Senior Portfolio Manager from February 1999 to February 2000, Vice President and Senior Portfolio Manager from June 1997 to February 1999, and Vice President and Portfolio Manager from June 1993 to June 1997. Mr. Tranchita performed quantitative fixed income analysis and portfolio management while at FIRMCO. Mr. Tranchita received his undergraduate degree and M.B.A. from Marquette University. He earned the Chartered Financial Analyst designation in 1993. Mr. Tranchita is a member of the CFA Institute and the Milwaukee Investment Analysts Society.

Dollar Range of Investments in the Fund

None

Compensation

Baird compensates portfolio managers with a base salary and an annual incentive bonus.  A portfolio manager’s base salary is generally a fixed amount based on level of experience and responsibilities.  A portfolio manager’s bonus is determined primarily by pre-tax investment performance of the accounts, including the Income Fund and the revenues and overall profitability of Baird.  Performance is measured relative to the appropriate benchmark’s long and short-term performance, measured on a one, three and five year basis, as applicable, with greater weight given to long-term performance.  Portfolio managers may own and may be offered an opportunity to purchase or sell common stock in the sub-advisor, Baird Holding Company or Baird Financial Corporation.  Portfolio managers may also own and may be offered an opportunity to purchase or sell shares in private equity offerings sponsored by Baird.

Other Managed Accounts as of June 30, 2008

Portfolio Manager	The number of other accounts managed by each portfolio manager within each category below and the total assets in the accounts managed within each category below.
	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
	Number of Accounts	Total Assets (in billions)	Number of Accounts	Total Assets (in billions)	Number of Accounts	Total Assets (in billions)
Mary Ellen Stanek	7	$1,893,990,000	0	0	125	$12,303,654,000
Warren D. Pierson	7	$1,893,990,000	0	0	125	$12,303,654,000
Gary A. Elfe	7	$1,893,990,000	0	0	125	$12,303,654,000
Charles B. Groeschell	7	$1,893,990,000	0	0	125	$12,303,654,000
Daniel A. Tranchita	7	$1,893,990,000	0	0	125	$12,303,654,000

Description of Material Conflicts

Baird and its individual portfolio managers advise multiple accounts for numerous clients.  In addition to the Income Fund, these accounts may include other mutual funds managed on a sub-advisory basis, separate accounts, collective trusts, and a portion of a state 529 education savings plan portfolio.  Baird manages potential conflicts of interest between the Income Fund and other types of accounts through trade allocation policies and oversight by Baird’s investment management departments and compliance department.  Allocation policies are designed to address potential conflicts of interest in situations where two or more funds and/or other accounts participate in investment transactions involving the same securities.

EARNEST Partners, LLC

Portfolio Manager

Douglas S. Folk, CFA
The sub-advised portion of the Income Fund is primarily managed by Douglas S. Folk, CFA, who is responsible for day-to-day portfolio management. Mr. Folk has been a portfolio manager of the Income Fund since December 2008.  Mr. Folk is a portfolio management and research professional at EARNEST and has over twenty years of investment experience.  He holds a B.A. degree from Millsaps College and an M.B.A. from Millsaps’ Else School of Management.  He has extensive experience with government, corporate, mortgage-backed and asset-backed securities.  His prior experience includes ten years of portfolio management with Southern Farm Bureau Life Insurance Company, where he was responsible for the company’s fixed-income portfolio.  He is a member of the Atlanta Society of Financial Analysts.

Dollar Range of Investments in the Fund

None

Compensation

The portfolio manager’s compensation varies with the general success of the sub-adviser as a firm.  The portfolio manager’s compensation consists of a fixed annual salary, a discretionary bonus, and equity ownership.  A portion of the bonus may consist of profit-sharing and/or deferred compensation.  The sub-adviser matches a portion of employees’ 401(k) contributions, if any.  The portfolio manager’s compensation is not linked to any specific factors, such as the Income Fund’s performance or asset level.

Other Managed Accounts as of June 30, 2008

Portfolio Manager	The number of other accounts managed by each portfolio manager within each category below and the total assets in the accounts managed within each category below.
	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
	Number of Accounts	Total Assets (in billions)	Number of Accounts	Total Assets (in billions)	Number of Accounts	Total Assets (in billions)
Douglas S. Folk	1	$26.5 million	3	$65.7 million	75	$4,156.7 million

Description of Material Conflicts

The portfolio manager’s management of “other accounts” may give rise to potential conflicts of interest in connection with the management of the Income Fund’s investments, on the one hand, and the investments of the other accounts on the other.  The other accounts include, for example, foundation, private accounts, endowments, corporate pension, insurance, mutual funds, and other pooled investment vehicles (“Other Accounts”).  The Other Accounts might have similar investment objectives as the Income Fund, be compared to the same index the Income Fund uses for performance comparison or otherwise hold, purchase or sell securities that are eligible to be held, purchased, or sold by the Income Fund.  While the portfolio manager’s management of other accounts may give rise to potential conflicts of interest, the sub-adviser does not believe that the conflicts, if any, are material or, to the extent any such conflicts are material, the sub-adviser believes that it has designed policies and procedures that are reasonably designed to manage those conflicts in an appropriate way.

Sterling Capital Management LLC

Portfolio Manager

Mark M. Montgomery, CFA
Mark M. Montgomery, CFA has been a portfolio manager of the Income Fund since December  2008.  Mr. Montgomery is a Managing Director, Senior Fixed Income Portfolio Manager and head of Sterling’s fixed income team.  He worked for seven years in The Vanguard Group’s long-term and high-yield municipal portfolio management team before joining Sterling Capital Management in 1997.  Mr. Montgomery is a graduate of West Chester University where he received his B.S. in Marketing.  He received his M.B.A. from Drexel University and is a CFA charter holder.

Dollar Range of Investments in the Fund

None

Compensation

The portfolio manager receives a fixed salary and a bonus.  The portfolio manager’s bonus is determined by Sterling’s management team and is based on multiple factors, including performance of Sterling’s Fixed Income portfolios.

Other Managed Accounts as of June 30, 2008

Portfolio Manager	The number of other accounts managed by each portfolio manager within each category below and the total assets in the accounts managed within each category below.
	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
	Number of Accounts	Total Assets (in billions)	Number of Accounts	Total Assets (in billions)	Number of Accounts	Total Assets (in billions)
Mark M. Montgomery	2	$467,658,965	0	0	189	$7,711,646,872

Description of Material Conflicts

Sterling manages conflicts that are typical of investment advisory firms.  The portfolio manager manages multiple portfolios, some having similar objectives/guidelines to the Income Fund and some having different objectives/guidelines.  Based on these differences, the portfolio manager may purchase or sell securities for other portfolios that are not purchased or sold in the Income Fund.  Portfolios with similar objectives/guidelines may have different cash flows, and/or different fee structures.  Sterling has implemented policies and procedures (e.g., trade allocation) to address and manage these and other conflicts.

Please retain this Supplement with your SAI for future reference.